Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	As of December 31,	As of December 31,
	2025	2024
Buildings	$29,648,756	$31,475,491
Land	4,111,556	-
Mechanical equipment	2,493,571	17,426,372
Motor vehicles	341,680	283,320
Office equipment	7,109,384	7,110,842
Computer software	147,924	678,252
Leasehold improvement	1,695,168	2,247,199
Construction in progress	23,675	23,675
Total	45,571,714	59,245,151
Accumulated depreciation	(15,709,478)	(29,282,612)
Provision for impairment	(57,752)	(55,358)
Property, plant and equipment, net	$29,804,484	$29,907,181